INTANGIBLE ASSETS, NET (OTHER THAN GOODWILL) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net (other than goodwill)
		Acquired and
	Customer	Developed	Intellectual	Patents
	Relationships	Software	Property	Pending	Total

Useful Lives	10 Years	5 Years	10 Years	N/A

Carrying Value at December 31, 2019	$970,019	$3,651,924	$862,792	$108,877	$5,593,612
Additions	-	252,875	-	4,925	257,800
Amortization	(79,358)	(425,821)	(74,192)	-	(579,371)
Carrying Value at June 30, 2020	$890,661	$3,478,978	$788,600	$113,802	$5,272,041

The following is a summary of intangible assets as of June 30, 2020:

		Acquired and
	Customer	Developed	Intellectual	Patents
	Relationships	Software	Property	Pending	Total
Cost	$1,587,159	$4,324,425	$1,498,364	$113,802	$7,537,837
Accumulated amortization	(696,498)	(845,446)	(709,764)	-	(2,265,796)
Carrying Value at June 30, 2020	$890,661	$3,478,980	$788,600	$113,802	$5,272,041

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents Pending	Total

Useful Lives	10 Years	5 Years	10 Years	10 Years	N/A

Carrying Value at December 31, 2017	$1,287,450	$—	$1,556,934	$5,250	$28,446	2,878,080
Additions	—	959,882	—	—	49,736	1,009,618
Write off of assets	—	—	(148,627)	—	—	(148,627)
Amortization	(158,716)	(50,989)	(216,365)	(2,817)	—	(428,887)
Carrying Value at December 31, 2018	1,128,734	908,893	1,191,942	2,433	78,182	3,310,184
Additions	—	3,111,668	—	—	30,695	3,142,363
Impairment loss	—	—	(154,622)	—	—	(154,622)
Amortization	(158,715)	(368,637)	(174,528)	(2,433)	—	(704,313)
Carrying Value at December 31, 2019	$970,019	$3,651,924	$862,792	$-	$108,877	$5,593,612

The following is a summary of intangible assets as of December 31, 2018:

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents Pending	Total
Cost	$1,587,159	$959,882	$1,759,809	$14,087	$78,182	$4,399,119
Accumulated amortization	(458,425)	(50,989)	(567,867)	(11,654)	—	(1,088,935)
Carrying Value at December 31, 2018	$1,128,734	$908,893	$1,191,942	$2,433	$78,182	$3,310,184

The following is a summary of intangible assets as of December 31, 2019:

	Customer Relationships	Acquired and Developed Software	Intellectual Property	Non-Compete	Patents Pending	Total
Cost	$1,587,159	$4,071,550	$1,498,363	$14,087	$108,877	$7,280,036
Accumulated amortization	(617,140)	(419,626)	(635,571)	(14,087)	—	(1,686,424)
Carrying Value at December 31, 2019	$970,019	$3,651,924	$862,792	$—	$108,877	$5,593,612

Schedule of future amortization expense of intangible assets
Fiscal Year Ending December 31,
Remainder of 2020	$604,658
2021	1,209,317
2022	1,115,983
2023	1,064,994
2024	841,492
Thereafter	435,597
$5,272,041

2020	$1,158,743
2021	1,158,743
2022	1,119,319
2023	1,014,421
2024	790,106
Thereafter	352,280
$5,593,612